Loans, borrowings and debentures (Details 3 - Textuals) R$ in Thousands	Dec. 18, 2023 Installments	Apr. 17, 2023 BRL (R$) Installments	Sep. 12, 2022 Installments	May 10, 2022 BRL (R$) NUMBER	May 10, 2021 BRL (R$) Installments Series	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022
Banco Bradesco S.A. | Financing agreements
Loans and borrowings
Aggregate principal amount						R$ 11,073
Debentures
Loans and borrowings
Interest rate per year (%)						18.16%	18.16%
Debentures | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Number of series of borrowings | Series					3
Aggregate principal amount					R$ 45,000
Number of monthly installments | Installments					54
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Percentage of Company's corporate stock guaranteed in borrowing financial covenants						10.00%
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | November 30, 2023 and December 31, 2024
Loans and borrowings
Aggregate principal amount						R$ 4,000
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | January 1, 2025 and December 31, 2025
Loans and borrowings
Aggregate principal amount						3,000
Debentures | Long-term interest rate (TJLP) | Financing agreements | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | January 1, 2026 and December 31, 2026
Loans and borrowings
Aggregate principal amount						R$ 2,000
Debentures | Long-term interest rate (TJLP) | Amendment in financing agreement | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Aggregate principal amount		R$ 13,000
Number of monthly installments | Installments	36	8	19
Borrowings, maturity	January 2024		July 2024
Interest rate per year (%)	18.16%	18.16%	18.16%
Loans and borrowings, interest rate basis	252	252	252
Debentures | Long-term interest rate (TJLP) | Amendment in financing agreement | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | Minimum
Loans and borrowings
Borrowings, maturity		April 2023
Debentures | Long-term interest rate (TJLP) | Amendment in financing agreement | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | Maximum
Loans and borrowings
Borrowings, maturity		January to July 2024
Working capital | Financing agreements
Loans and borrowings
Aggregate principal amount				R$ 51,429
Percentage of accounts receivable guaranteed in borrowings				20.00%
Number of times of first payment of principal plus interest in borrowings | NUMBER				3